Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,224,872.58
Previously Paid Amount	0.00
Total Fee Amount	19,641.25
Total Offset Amount	0.00
Net Fee	$ 19,641.25